Intangible Assets and Impairment Testing (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Impairment Testing
Cost at opening balance	kr 399,418
Impairment	0
Cost at closing balance	483,841	kr 399,418
Licenses and similar rights
Intangible Assets and Impairment Testing
Cost at opening balance	390,166	380,836
Acquisition license	0	16,066
Exchange difference on translation	78,545	(6,736)
Cost at closing balance		390,166
Goodwill
Intangible Assets and Impairment Testing
Cost at opening balance	37,227	37,989
Exchange difference on translation	8,557	(762)
Cost at closing balance	45,784	37,227
Nox Platforms
Intangible Assets and Impairment Testing
Cost at closing balance	405,925
Accumulated impairment [member]
Intangible Assets and Impairment Testing
Cost at opening balance	(27,975)
Impairment		(27,975)
Exchange difference on translation	(2,679)
Cost at closing balance	kr (30,654)	kr (27,975)